Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity	$ 46,750	$ 46,667	$ 825	$ (41)	$ 49,649	$ (3,766)	$ 83
Equity at beginning of period at Dec. 31, 2023	46,750	46,667	825	(41)	49,649	(3,766)	83
Net income	5,934	5,934			5,934		0
Other comprehensive income	(1,058)	(1,054)				(1,054)	(4)
Total comprehensive income	4,876	4,880			5,934	(1,054)	(4)
Dividends	(7,624)	(7,624)			(7,624)
Purchase of treasury shares	(2,813)	(2,813)		(15)	(2,798)
Reduction of share capital			(32)	26	6
Exercise of options and employee transactions, equity impact	(35)	(35)			(35)
Equity-based compensation	552	552		5	547
Shares delivered to divested business employees, equity impact Sandoz	12	12			12
Taxes on treasury share transactions	8	8			8
Fair value adjustments on financial assets sold					51	(51)
Changes in non-controlling interests		(28)
Impact of change in ownership of consolidated entities	62	(28)			(28)		90
Other movements	114	114			114
Total of other equity movements	(9,724)	(9,814)	(32)	16	(9,747)	(51)	90
Equity at end of period at Jun. 30, 2024	41,902	41,733	793	(25)	45,836	(4,871)	169
Equity	39,756	39,675	793	(17)	43,834	(4,935)	81
Equity at beginning of period at Mar. 31, 2024	39,756	39,675	793	(17)	43,834	(4,935)	81
Net income	3,246	3,246			3,246		0
Other comprehensive income	205	207				207	(2)
Total comprehensive income	3,451	3,453			3,246	207	(2)
Purchase of treasury shares	(1,672)	(1,672)		(9)	(1,663)
Exercise of options and employee transactions, equity impact	(1)	(1)			(1)
Equity-based compensation	268	268		1	267
Shares delivered to divested business employees, equity impact Sandoz	2	2			2
Taxes on treasury share transactions	(12)	(12)			(12)
Fair value adjustments on financial assets sold					143	(143)
Impact of change in ownership of consolidated entities	62	(28)			(28)		90
Other movements	48	48			48
Total of other equity movements	(1,305)	(1,395)		(8)	(1,244)	(143)	90
Equity at end of period at Jun. 30, 2024	41,902	41,733	793	(25)	45,836	(4,871)	169
Equity	41,902	41,733	793	(25)	45,836	(4,871)	169
Equity	44,126	44,046	793	(53)	46,561	(3,255)	80
Equity at beginning of period at Dec. 31, 2024	44,126	44,046	793	(53)	46,561	(3,255)	80
Net income	7,633	7,647			7,647		(14)
Other comprehensive income	3,029	3,027				3,027	2
Total comprehensive income	10,662	10,674			7,647	3,027	(12)
Dividends	(7,818)	(7,818)			(7,818)
Purchase of treasury shares	(5,509)	(5,509)		(29)	(5,480)
Reduction of share capital			(27)	42	(15)
Equity-based compensation	557	557		7	550
Taxes on treasury share transactions	(33)	(33)			(33)
Fair value adjustments on financial assets sold					47	(47)
Changes in non-controlling interests	2	1			1		1
Other movements	67	67			67
Total of other equity movements	(12,734)	(12,735)	(27)	20	(12,681)	(47)	1
Equity at end of period at Jun. 30, 2025	42,054	41,985	766	(33)	41,527	(275)	69
Equity	38,452	38,369	766	(19)	39,839	(2,217)	83
Equity at beginning of period at Mar. 31, 2025	38,452	38,369	766	(19)	39,839	(2,217)	83
Net income	4,024	4,041			4,041		(17)
Other comprehensive income	1,988	1,987				1,987	1
Total comprehensive income	6,012	6,028			4,041	1,987	(16)
Purchase of treasury shares	(2,717)	(2,717)		(15)	(2,702)
Equity-based compensation	284	284		1	283
Taxes on treasury share transactions	(2)	(2)			(2)
Fair value adjustments on financial assets sold					45	(45)
Changes in non-controlling interests	2						2
Other movements	23	23			23
Total of other equity movements	(2,410)	(2,412)		(14)	(2,353)	(45)	2
Equity at end of period at Jun. 30, 2025	42,054	41,985	766	(33)	41,527	(275)	69
Equity	$ 42,054	$ 41,985	$ 766	$ (33)	$ 41,527	$ (275)	$ 69